Financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial assets and liabilities
5	Financial assets and liabilities

The carrying amount of financial assets and financial liabilities are as follows:

	Note	December 31, 2018	December 31, 2017
Assets
Fair value through profit or loss
Cash and cash equivalents	5.1	1,600,590	1,852,114
Marketable securities	5.2	4,202,835	3,853,343
Derivative financial instruments	5.9	2,548,857	1,162,213

		8,352,282	6,867,670
Amortized cost[i]
Cash and cash equivalents	5.1	2,021,208	—
Trade receivables	5.3	1,588,192	—
Restricted cash	5.2	115,124	—
Receivables from related parties	5.4	135,070	—
Dividends receivable		27,320	—

		3,886,914	—
Loans and receivables
Cash and cash equivalents	5.1	—	2,703,063
Trade receivables	5.3	—	1,322,420
Restricted cash	5.2	—	225,634
Receivables from related parties	5.4	—	199,814
Other financial assets		—	1,340,000
Dividends receivable		—	13,466

		—	5,804,397
Total		12,239,196	12,672,067

Liabilities
Amortized cost
Loans, borrowings and debentures	5.5	10,005,187	13,858,709
Leases	5.6	553,350	944,138
Real state credit certificates		—	86,745
Trade payables	5.7	1,923,920	2,433,995
Other financial liabilities		455,702	382,702
Payables to related parties	5.4	355,971	328,263
Dividends payable		187,415	191,478
Tax installments—REFIS	12	216,984	229,745
Trade payables—Corporate operation / Agreements		—	210,476
Preferred shareholders payable in subsidiaries	5.8	1,097,490	1,442,679

		14,796,019	20,108,930
Fair value through profit or loss
Loans, borrowings and debentures	5.5	12,569,126	7,830,237
Contingent consideration	5.8	64,969	116,542
Derivative financial instruments	5.9	25,714	115,085

		12,659,809	8,061,864
		27,455,828	28,170,794

[i]	Due to the transition method chosen, comparative information has not been restated to reflect the new requirements.

The effect and policy of initially applying IFRS 9 on the Company’s financial instruments is described in Note 3.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Company also derecognizes a financial liability when its terms are modified, and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

5.1	Cash and cash equivalents

Accounting policy

Cash and cash equivalents comprise cash balances, call deposits and highly liquid short-term investments with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their fair value.

	December 31, 2018	December 31, 2017
Cash and bank accounts	111,410	53,525
Savings account	1,335,774	2,115,562
Financial Investments	2,174,614	2,386,090

	3,621,798	4,555,177

Financial investments are composed as follows:

	December 31, 2018	December 31, 2017
Investment fund
Repurchase agreements	1,179,503	1,474,509
Bank certificate of deposits—CDB	421,087	377,605

	1,600,590	1,852,114

Bank investments
Repurchase agreements	—	153,461
Bank certificate of deposits—CDB	571,840	374,651
Other	2,184	5,864

	574,024	533,976

	2,174,614	2,386,090

The Company’s onshore financial investments are remunerated at rates around 100% of the interbank deposit certificate (“CDI”) in 2018 (100% of CDI in 2017) and offshore financial investments are remunerated at rates around 100% of Fed Funds. The sensitivity analysis on interest rate risks is in note 21.

5.2	Marketable securities and restricted cash

Accounting policy

Marketable securities are measured and classified at fair value through profit or loss. Restricted cash are measured and classified at amortized cost, both of them with the average maturity of government bonds between two and five years, however they can be promptly redeemed and are subject to an insignificant risk of change in value.

	December 31, 2018	December 31, 2017
Marketable securities
Government security(i)	4,144,797	3,640,726
Bank certificate of deposit—CDB	58,038	212,617

	4,202,835	3,853,343

Restricted cash
Investments linked to loans	31,254	93,251
Securities pledged as collateral	83,870	132,383

	115,124	225,634

i.	Sovereign debt securities have stated interest connected to Special System for Settlement and Custody (Sistema Especial de Liquidação e de Custódia), or “SELIC.”

5.3	Trade receivables

Accounting policy

Trade receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds the trade receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

To measure the expected credit losses and trade receivables have been grouped based on shared credit risk characteristics and overdue. The provision allowance for doubtful accounts is recorded in selling expense.

The expected loss rates are based on the corresponding historical credit losses experienced within this period. The historical loss rates may be adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The Company has identified the interest rate implicit in the contract to be the most relevant factor, and accordingly adjusts the historical loss rates based on expected changes in this factor.

	December 31, 2018	December 31, 2017
Domestic – Brazilian Reais	1,609,421	1,388,837
Export – Foreign currency	104,355	54,635

	1,713,776	1,443,472
Allowance for doubtful accounts	(125,584)	(121,052)

	1,588,192	1,322,420
Current	1,545,643	1,277,766

Non-current	42,549	44,654

The ageing of trade receivables is as follows:

	December 31, 2018	December 31, 2017
Not overdue	1,382,193	1,033,076
Overdue:
From 1 to 30 days	116,665	160,654
From 31 to 60 days	27,649	26,881
From 61 to 90 days	20,734	64,947
More than 90 days	166,535	157,914
Allowance for doubtful accounts	(125,584)	(121,052)

	1,588,192	1,322,420

Changes in the allowance for doubtful accounts are as follows:

At January 1, 2017	(90,286)
Provision/reversal	(30,766)

At December 31, 2017	(121,052)
Provision/reversal	(4,532)

At December 31, 2018	(125,584)

5.4 Related parties

Accounting policy

Sales and purchases involving related parties are made at regular market prices. The outstanding balances at year-end are not guaranteed nor subject to interest, and they are settled in cash. There were no guarantees given or received regarding any accounts receivable or payable involving related parties. In the year ended December 31, 2018, the Company did not account for any impairment of trade receivable related to amounts owed by related parties.

a)	Receivables from and payables to related parties:

	December 31, 2018	December 31, 2017
Current Asset
Corporate operation / Agreements
Raízen Energia(i)	38,205	22,283
Raízen Combustíveis(i)	6,263	6,094
Aguassanta Participações S.A.	29	17
Other	183	1,665

	44,680	30,059
Non-current assets
Preferred shares
Raízen Energia(i)	37,470	87,969
Raízen Combustíveis(i)	27,523	18,086
Janus Brasil Participações S.A	—	30,423

	64,993	136,478
Financial operations
Rezende Barbosa(ii)	23,144	31,444
Other	2,253	1,833

	25,397	33,277

Total assets	90,390	169,755

Current liabilities
Corporate operations / agreements
Raízen Energia(i)	215,582	198,198
Raízen Combustíveis(i)	136,779	128,189
Other	3,610	1,876

Total liabilities	355,971	328,263

i.

Current and non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen.

Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A..

ii.	The Company has receivables with Rezende Barbosa for the repayment of loans taken prior to the acquisition of the subsidiaries in 2009. These receivables are secured by Cosan S.A. shares.

b)	Related party transactions:

	December 31, 2018	December 31, 2017	December 31, 2016

Product sales
Raízen Energia	304,648	411,443	416,507
Raízen Combustíveis	188,895	154,104	135,581
Other	15,117	8,381	—

	508,660	573,928	552,088
Purchase of goods / inputs
Raízen Energia	(3,672)	(1,347)	(1,703)
Raízen Combustíveis	(1,205,231)	(1,006,515)	(817,198)

	(1,208,903)	(1,007,862)	(818,901)
Discontinued operation
Raízen Energia	—	—	57,007

	—	—	57,007
Shared income (expense)
Raízen Energia	(73,105)	(70,914)	(72,597)

	(73,105)	(70,914)	(72,597)
Finance result
Usina Santa Luiza S.A.	(241)	(378)	(180)
Raízen Energia	4,100	7,727	2,441
Other	2,879	3	(8)

	6,738	7,352	2,253

Total	(766,610)	(497,496)	(280,150)

c)	Officers’ and directors’ compensation

The Company has a compensation policy approved by the Board of Directors. Compensation of the Company’s key management personnel includes salaries, non-cash benefits and contributions to a post-employment defined benefit plan.

	December 31, 2018	December 31, 2017	December 31, 2016

Short-term benefits to officers and directors	86,810	76,976	146,469
Post-employment benefits	476	934	918
Other long-term benefits	547	664	533
Benefits from termination of employment contract	1,193	635	2,367
Stock option expense	11,423	63,658	11,621

	100,449	142,867	161,908

5.5	Loans, borrowings and debentures

Accounting policy

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

Financial guarantee contracts issued by the Company are initially measured at their fair values and, if not designated as at fair value through profit or loss, are subsequently measured at the higher of:

i.	the amount of the obligation under the contract; and

ii.	the amount initially recognized less, where appropriate, cumulative amortization recognized in accordance with the revenue recognition policies.

	Interest
Description	Index	Annual interest rate	December 31, 2018	December 31, 2017	Maturity	Objective
With guarantee
BNDES	URTJLP	9.08%	2,584,347	2,270,055	Dec-29	Expansion project
	Fixed	5.31%	1,055,281	1,281,416	Feb-25	Expansion project
	TJ462	9.87%	316,854	485,807	Oct-20	Investment
	Selic	8.32%	152,562	221,222	Oct-20	Investment
	Selic	8.49%	63,852	66,794	Jun-23	Investment
	TJLP	9.06%	107,731	120,573	Jun-23	Investment
	Selic	13.65%	3,930	4,075	Sep-20	Expansion project
	Fixed	3.75%	2,261	2,695	Jan-24	Expansion project
	IPCA	11.69%	2,211	2,840	Nov-21	Expansion project
EIB	U.S.$	3.88%	89,003	127,190	Jun-20	Investment
	U.S.$	2.94%	54,508	70,611	Sep-20	Investment
	U.S.$ + LIBOR	3.43%	115,581	138,778	May-21	Investment
	U.S.$ + LIBOR	3.18%	130,402	149,386	Sep-21	Investment
FINEP	Fixed	5.00%	93,309	93,058	Nov-22	Investment

			4,771,832	5,034,500
Without guarantee
Foreign loans	GBP + Libor	4.22%	363,250	312,642	Dec-22	Acquisition
	GBP + Libor	2.43%	199,794	157,432	Nov-20	Acquisition
NCE	112% of CDI	7.18%	—	59,858	Dec-18	Exportation
	126% of CDI	8.13%	514,817	—	Dec-23	Exportation
	CDI + 3.50%	10.11%	—	294,968	Dec-18	Exportation
	125% of CDI	8.06%	646,024	644,766	Dec-23	Exportation
Perpetual Notes	U.S.$	8.25%	1,961,819	1,674,847	—	Acquisition
Resolution 4.131	U.S.$	4.79%	39,738	68,305	Oct-20	Working capital
	U.S.$ + Libor	3.75%	156,387	50,868	Feb-20	Working capital
	U.S.$	2.40%	—	415,762	Mar-18	Working capital
	U.S.$	3.67%	292,172	—	May-23	Working capital
	U.S.$	4.34%	41,033	—	Nov-19	Working capital
	U.S.$	3.35%	209,987	—	Nov-22	Working capital
Senior Notes Due 2018	Fixed	9.50%	—	168,052	Mar-18	Acquisition
Senior Notes Due 2023	U.S.$	5.00%	409,590	339,665	Mar-23	Acquisition
Senior Notes Due 2024	U.S.$	7.38%	3,061,566	2,570,622	Feb-24	Acquisition
Senior Notes Due 2024	U.S.$	5.95%	2,022,793	1,664,850	Sep-24	Acquisition
Senior Notes Due 2025	U.S.$	5.88%	1,997,394	—	Jan-25	Acquisition
Senior Notes Due 2027	U.S.$	7.00%	2,977,721	2,530,443	Jan-27	Acquisition
Trade banks	CDI + 4.91% p.a.	12.14%	—	98,117	Jun-18	Working capital
	Fixed U.S.$	5.33%	15,499	95,040	Jun-19	Working capital
Working capital	CDI + 2.80% p.a.	9.88%	—	391,693	Dec-18	Working capital
	CDI + 2.95% p.a.	10.04%	—	286,463	Dec-18	Working capital
	CDI + 0.31% p.m.	10.93%	—	1,117	Jan-18	Working capital
	CDI + 0.33% p.m.	11.20%	—	3,345	Mar-18	Working capital
	120% of CDI	7.74%	30,828	21,221	Aug-20	Working capital
	120.85% of CDI	7.77%	—	10,440	Sep-18	Working capital
	120.75% of CDI	7.77%	—	20,879	Sep-18	Working capital
	125% of CDI	8.06%	5,018	—	Dec-19	Working capital
	122% of CDI	7.86%	15,402	—	Feb-19	Working capital
Bank overdrafts	125.5% of CDI	8.08%	—	94	Feb-19	Working capital
Prepayment	U.S.$+Libor	3.81%	11,706	10,039	Apr-19	Working capital
Non-convertible debentures	CDI + 2.05% p.a.	8.57%	—	152,573	—	Working capital
	CDI + 3.50% p.a.	10.11%	—	1,359,125	—	Working capital
	IGPM + 6.10%	14.61%	228,010	—	May-28	Working capital
	IPCA + 5.10%	9.40%	—	363,894	—	Working capital
	IPCA + 5.57%	9.47%	203,613	197,923	Sep-20	Working capital
	IPCA + 7.14%	11.09%	305,894	293,312	Dec-20	Working capital
	IPCA + 7.48%	11.45%	275,014	263,701	Dec-22	Working capital
	IPCA + 7.36%	11.32%	90,656	86,927	Dec-25	Working capital
	IPCA + 5.87%	9.78%	767,638	726,827	Dec-23	Working capital
	IPCA + 4.33%	8.18%	414,583	396,328	Oct-24	Working capital
	108 % of CDI	6.92%	—	171,515	—	Working capital
	Fixed	13.13%	—	163,750	—	Working capital
	128 % of CDI	8.26%	501,064	499,576	Dec-25	Working capital
	CDI + 0.90%	7.36%	43,471	87,467	Sep-19	Working capital

			17,802,481	16,654,446

Total			22,574,313	21,688,946

Current			2,115,305	3,903,392

Non-current			20,459,008	17,785,554

The Company used the annual average rate of the CDI of 6.40% and long-term interest rate (“TJLP”) of 6.98%.

Non-current borrowings are scheduled to fall due as follows:

	December 31, 2018	December 31, 2017

13 to 24 months	2,113,502	2,087,933
25 to 36 months	1,310,790	2,188,717
37 to 48 months	1,201,227	1,334,529
49 to 60 months	2,429,146	1,051,146
61 to 72 months	5,783,465	1,762,197
73 to 84 months	2,332,961	4,914,452
85 to 96 months	475,964	429,244
Thereafter	4,811,953	4,017,336

	20,459,008	17,785,554

The carrying amounts of loans, borrowings and debentures are denominated in the following currencies:

	December 31, 2018	December 31, 2017

Reais (R$)	8,424,373	11,312,466
Dollar (U.S.$)	13,586,897	9,906,406
Pound (GBP)	563,043	470,074

	22,574,313	21,688,946

At December 31, 2018, all dated debts denominated in U.S. Dollars, in the subsidiaries, have currency risk protection through derivatives (Note 5.9). For the 5th Issuance of debentures denominated in R$ of the Comgás subsidiary, a derivative operation was carried out in which its future cash flow was protected, and the IPCA interest rate risk was changed by percentage of the CDI.

Below are the movements that occurred for the year ended December 31, 2018:

At January 1, 2017	18,338,497
Raised	6,248,712
Repayment of principal on loans, borrowings and debentures	(3,839,633)
Payment of interest on loans, borrowings and debentures	(1,602,034)
Interest, exchange rate and fair value	2,543,404

At December 31, 2017	21,688,946
Raised	3,761,058
Repayment of principal on loans, borrowings and debentures	(5,342,670)
Payment of interest on loans, borrowings and debentures	(1,465,666)
Interest, exchange rate and fair value	3,932,645

At December 31, 2018	22,574,313

a)	Guarantees

Some financing agreements with the Brazilian National Economic and Social Development Bank (Banco Nacional de Desenvolvimento Econômico e Social), or “BNDES,” of the subsidiaries Comgás and Rumo, are guaranteed by bank guarantee, or by real guarantees (assets) and escrow account. On December 31, 2018, the balance of bank guarantees contracted was R$ 1,195,048 and R$ 2,475,175 with an average cost of 0.96% p.a. and 2.32% p.a., respectively (R$ 1,509,889 and R$ 1,183,208 as of December 31, 2017).

b)	Available credit line

As of December 31, 2018, the subsidiary Rumo had available credit lines from BNDES, which were not used, in the total amount of R$ 2,108,824 (R$ 21,325 on December 31, 2017).

As of December 31, 2018, the subsidiary Cosan S.A. had available credit lines from financial institutions AA, which were not used, in the total amount of R$ 501,000 (R$ 501,000 on December 31, 2017).

The use of these credit lines is subject to certain contractual conditions.

c)	Financial Covenants

Under the terms of the major borrowing facilities, the Company is required to comply with the following financial covenants:

Debit	Triggers	Ratios
Debenture 3rd issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
	Short-term indebtedness / Total indebtedness can not exceed 0.6	0.17
Debenture 4th issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
	Short-term indebtedness / Total indebtedness can not exceed 0.6	0.17
Debenture 5th Issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
Debenture 6th Issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
Debenture 7th Issue	Net onerous debt / EBITDA can not exceed 4.00	0.71
Senior Notes 2027	Pro forma(i) net debt / EBITDA not higher than or equal to 3.5	2.4
BNDES	Net Financial Debt / EBITDA <= 4.0x in December 31, 2018	2.06
BNDES	EBITDA / Consolidated Finance Result> = 1.40x in December, 2018	2.68

(i)	Included joint ventures.

For the other Loans, borrowings and debentures of the Company there are no financial clauses.

As at December 31, 2018, the Company and its subsidiaries were in compliance with all debt financial covenants.

d)	Fair value and exposure to financial risk

The fair value of the loans is based on the discounted cash flow using its implicit discount rate. They are classified as a level 2 fair value in the hierarchy (Note 5.10) due to the use of unobservable data, including own credit risk.

The details of the Company’s exposure to risks arising from loans are shown in note 21.

5.6	Leases

Accounting policy

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The classification of the lease as operational or financial is determined based on an evaluation of the terms and conditions of the contracts. The Company identified the cases in which it assumes substantially all the risks and benefits of ownership of the said assets, recording such cases as a financial lease.

a)	Finance lease liabilities

Leases of property, plant and equipment that transfer to the Company substantially all of the risks and rewards of ownership are classified as finance leases. The leased assets are measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to that asset.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Assets held under other leases are classified as operating leases and are not recognized in the Company’s statement of financial position.

b)	Operating leases

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease (Note 18). Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term to produce a constant periodic rate of interest on the remaining balance of the liability.

The amounts paid in advance by the Company are recorded as assets and allocated in income linearly during the term of the contract. The expenses incurred during the grace period are recorded in income and maintained as payables, being written off in proportion to the payment of current installments.

a)	Finance lease liabilities are payable as follows:

	December 31, 2018				December 31, 2017
	Less than one year	Between one and five years	More than five years	Total	Total
Future value of minimum payments lease	176,169	422,421	165,838	764,428	1,250,860
Rolling stock	150,241	348,111	101,790	600,142	1,060,759
Terminal	23,400	73,637	64,048	161,085	184,484
Other	2,528	673	—	3,201	5,617
Interest	(55,678)	(128,941)	(26,459)	(211,078)	(306,722)
Rolling stock	(44,284)	(98,797)	(16,567)	(159,648)	(241,509)
Terminal	(11,152)	(30,099)	(9,892)	(51,143)	(64,528)
Other	(242)	(45)	—	(287)	(685)

Present value of minimum lease payments	120,491	293,480	139,379	553,350	944,138

Current				120,491	261,344

Non-current				432,859	682,794

The lease agreements have varying expirations, with last due to expire in June 2043. The amounts are adjusted annually for inflation rates (as general market price index, or IGP-M,and Brazilian consumer price index, or IPCA) or may incur interest based on the TJLP or CDI and some contracts have renewal or purchase options that were considered in determining the classification as financial lease.

Below are the movements that occurred for the year ended December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017
At the beginning of the year	944,138	1,397,543
Interest, exchange rate and fair value	144,763	178,139
Payment of principal	(384,752)	(348,114)
Payment of interest	(150,799)	(283,430)

At the end of the year	553,350	944,138

b)	Operating leases

At December 31, 2018 and 2017, the future minimum lease payments under non-cancellable operating leases are as follows:

	December 31, 2018				December 31, 2017
	Less than one year	Between one and five years	More than five years	Total	Total
Locomotive	678	509	—	1,187	1,695
Rail car	8,925	24,332	866	34,123	38,449
Other	2,491	8,390	3,496	14,377	16,058

	12,094	33,231	4,362	49,687	56,202

5.7	Trade payables

Accounting policy

Trade payables are unsecured and are usually paid within 30 days of recognition.

The carrying amounts of trade and other payables are the same as their fair values, due to their short-term nature.

	December 31, 2018	December 31, 2017

Natural gas suppliers	838,105	1,563,930
Materials and service suppliers	1,073,227	1,162,496
Fuels and lubricants suppliers	1,367	1,814
Judicial deposits	—	(294,976)
Other	11,221	731

	1,923,920	2,433,995

Comgás, a subsidiary of the Company, has entered into natural gas supply contracts with Petróleo Brasileiro S.A. (“Petrobras”) and Gas Brasiliano Distribuidora S.A. (“Gas Brasiliano”) which contain the following conditions:

i.	Contract with Petrobras entered into in January 2008 and due to expire in December 2021 providing for the delivery of 4.22 million m³/day of Brazilian-sourced natural gas (“Firme Nacional”).

ii.	Contract with Petrobras entered into in June 1999 and due to expire in June 2021 providing for the delivery of 8.10 million m³/day of Bolivian-sourced natural gas (“TCQ”).

iii.

Gas contract entered into as part of the Priority Thermoelectric Program (“PTP”) with Petrobras for the supply of 0.3 million m³/day to Ingredion Brasil Ingredientes Industriais Ltda., due to expire on March 31, 2023.

iv.

Contract with Gas Brasiliano entered into in April 2008 and due to expire on March 26, 2019 with a contracted average monthly volume of 0.760 million m³ and contracted annual volume of 9.12 million m³.

The contracts for the supply of natural gas, Firme Nacional and TCQ contracts have prices made up of two components: one indexed to a basket of fuel oils in the international market and readjusted on a quarterly basis; and another adjusted annually based on local and/or U.S. inflation rates. Both contracts are indexed to the U.S. dollar.

Amendments to the Firme Nacional and TCQ contracts came into force on November 14, 2018. These amendments extend that maturities of each of the Firme Nacional and TCQ contracts until December 2021.

The abovementioned amendments required the settlement of an aggregate amount of R$ 995,951 (the portion related to the interest on the principal amount was reversed in the amount the R$ 177,423 in the financial results), a balance in dispute between the parties which was generated from January 2014 to October 2015 as a result of the difference between (i) the price charged in the TCQ gas supply agreement between Comgás and Petrobras and (ii) the price charged in the Firme Nacional contract between Petrobras and Gas Brasiliano. The judicial deposit in the updated gross amount of R$ 396,559 was also was collected (the amount of R$ 101,583 related to the monetary variation on the judicial deposit was recorded in the financial result).

The impacts of the closing of the legal disputes with Petrobras in relation to the cost of gas are shown in: (i) the reduction of the balance of suppliers in the statement of financial position in the amount of R$ 995,951, and (ii) the reversal of the financial and income tax and social contributions in the consolidated statement of profit or loss of the year in the amount of R$ 67,071.

5.8	Preferred shareholders payable in subsidiaries

Accounting policy

Financial liabilities are measured at amortized cost, taking into account the outstanding balance of the initial contribution, increased by interest on the principal, less dividends paid.

On June 27, 2014, the subsidiary Cosan S.A. performed a corporate reorganization and created the subsidiary Cosan Investimentos e Participações S.A. (“CIP”), to optimize its capital structure and improve its debt profile. A contribution of R$ 2,000,000 was received through two non-voting preferred shares—Fundo de Investimentos em Participações Multisetoriais Plus II (“FIP Multisetorial”) and Razac Fundo de Investimentos em Participações (“FIP Razac”). CIP received from Cosan a 50% interest in the joint ventures, Raízen Energia and Raízen Combustíveis, and the commitments contributed were debentures and working capital financing.

The shareholders’ agreement has exit clauses, in which the Company may repurchase these interests and for the reason was recorded a financial liability and amount of R$ 2,000,000 plus interest minus dividends from Joint Ventures considered as repayments.

The Company will be required to pay investors if they exercise the option to sell the investment in 2021.

5.9 Derivative financial instruments

Accounting policy

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Company designates certain derivatives as either:

i.	hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedges); or

ii.	hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges).

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss and are included in other gains / (losses).

The fair values of derivative financial instruments designated in hedge relationships are disclosed below. The full fair value of a hedging derivative is classified as a non-current asset or liability when the remaining maturity of the hedged item is more than 12 months; it is classified as a current asset or liability when the remaining maturity of the hedged item is less than 12 months.

The Company makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, of whether the hedging instruments are expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged items attributable to the hedged risk, and whether the actual results of each hedge are within a range of 60% to 140% (80% — 125% until December 31, 2017).

To protect the Company’s exposure to risk were are using observable data such as quoted prices in active markets, or discounted cash flow based on market curves, and the consolidated data are presented below:

	Notional		Fair value
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Exchange rate derivatives
Forward agreements	907,832	494,302	1,719	(457)
Interest rate and exchange rate risk
Swap agreements (interest rate)	2,114,926	2,446,369	394,497	330,712
Swap agreements (exchange and interest rate)	11,896,908	7,217,792	2,126,927	716,873

	14,011,834	9,664,161	2,521,424	1,047,585
Total financial instruments			2,523,143	1,047,128

Assets			2,548,857	1,162,213

Liabilities			(25,714)	(115,085)

Derivatives are only used for economic hedging purposes and not as speculative investments.

Currently the Company has adopted the hedge accounting of fair value for some its operations that both the hedging instruments and the hedged items are accounted for at fair value through profit or loss. Operations and accounting effects of this adoption are as follows:

	Debt(i)	Derivative(ii)	Total
At January 01, 2017	(1,534,072)	146,697	(1,387,375)
Initial measurement	(2,461,836)	—	(2,461,836)
Interest amortization	173,186	49,653	222,839
Fair value	(395,499)	162,356	(233,143)

At December 31, 2017	(4,218,221)	358,706	(3,859,515)
Initial measurement	(3,478,165)	—	(3,478,165)
Principal amortization	364,491	(37,956)	326,535
Interest amortization	409,277	35,033	444,310
Fair value	(1,541,898)	988,806	(553,092)

At December 31, 2018	(8,464,516)	1,344,589	(7,119,927)

(i)	Loans, borrowings and debentures (Note 5.5).
(ii)	Derivative financial instruments.

5.10	Recognized fair value measurements

Accounting policy

When the fair value of financial assets and liabilities cannot be derived from active markets, their fair value is determined using valuation techniques including the discounted cash flow model. The inputs to these models are taken from observable markets where possible, but when this is not feasible, a degree of judgment is required in determining fair values. Judgment is required in the determination of inputs such as liquidity risk, credit risk and volatility. Changes in these variables could affect the reported fair value of financial instruments.

The Company has an established control framework with respect to the measurement of fair values. This includes a valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the Board.

The Company regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the treasury assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of Company’s policy, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Board. When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: inputs represent unadjusted quoted prices for identical instruments exchanged in active markets.

•

Level 2: inputs include directly or indirectly observable inputs (other than Level 1inputs) such as quoted prices for similar financial instruments exchanged in active markets, quoted prices for identical or similar financial instruments exchanged in inactive markets and other market observable inputs. The fair value of the majority of the company’s investments in securities, derivative contracts and bonds.

•

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs). Management is required to use its own assumptions regarding unobservable inputs as there is little, if any, market activity in these instruments or related observable inputs that can be corroborated at the measurement date.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Specific valuation techniques used to value financial instruments include:

i.	the use of quoted market prices;

ii.

the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates. Estimated cash flows are discounted using a yield curve constructed from similar sources and which reflects the relevant benchmark interbank rate used by market participants for this purpose when pricing interest rate swaps. The fair value estimate is subject to a credit risk adjustment that reflects the credit risk of the Company and of the counterparty; this is calculated based on credit spreads derived from current credit default swap or bond prices;

iii.	for other financial instruments we analyze discounted cash flow.

The market value of the Senior Notes are listed on the Luxembourg Stock Exchange (Note 5.5) is based on their quoted market price are as follows:

	Company	December 31, 2018	December 31, 2017
Senior Notes 2018	Cosan S.A.	—	100.37%
Senior Notes 2023	Cosan S.A.	96.86%	101.54%
Senior Notes 2024	Rumo Luxembourg	104.27%	107.86%
Senior Notes 2024	Cosan Limited	98.55%	102.79%
Senior Notes 2025	Rumo Luxembourg	94.94%	—
Senior Notes 2027	Cosan S.A.	101.15%	108.14%
Perpetual Notes	Cosan S.A.	101.21%	102.83%

All of the resulting fair value estimates are included in level 2 except for a contingent consideration payable where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

The carrying amounts and fair value of financial assets and financial liabilities are as follows:

				Assets and liabilities measured at fair value
		Carrying amount		December 31, 2018		December 31, 2017
	Note	December 31, 2018	December 31, 2017	Level 2	Level 3	Level 2	Level 3
Assets
Investment funds	5.1	1,600,590	1,852,114	1,600,590	—	1,852,114	—
Marketable securities	5.2	4,202,835	3,853,343	4,202,835	—	3,853,343	—
Derivative financial instruments	5.9	2,548,857	1,162,213	2,548,857	—	1,162,213	—

Total		8,352,282	6,867,670	8,352,282	—	6,867,670	—

Liabilities
Loans, borrowings and debentures	5.5	(12,569,126)	(7,830,237)	(12,569,126)	—	(7,830,237)	—
Contingent consideration(i)		(64,969)	(116,542)	—	(64,969)	—	(116,542)
Derivative financial instruments	5.9	(25,714)	(115,085)	(25,714)	—	(115,085)	—

Total		(12,659,809)	(8,061,864)	(12,594,840)	(64,969)	(7,945,322)	(116,542)

(i)

The valuation of the contingent consideration considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the probable scenarios of forecast revenue and EBITDA, the amount to be paid under each scenario and the probability of each scenario. The significant unobservable inputs are the forecast of the annual growth rate of revenue, EBITDA margin forecast and the 13% discount rate adjusted for risk.

The following table presents the changes in level 3 items:

At January 01, 2017	166,807
Repayment of principal	(50,265)

At December 31, 2017	116,542
Repayment of principal	(52,240)
Interest and exchange variation	667

At December 31, 2018	64,969